Intangible assets, net (Details) - Schedule of intangible assets, net - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets, net [Abstract]
Trademark	¥ 16,200	¥ 16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200
Total cost	33,615	33,615
Less: Accumulated amortization	18,940	14,278
Intangible assets, net	¥ 14,675	¥ 19,337